Prospectus Supplement

August 14, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated August 14, 2008 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2008 of:

Advisory Portfolio

Advisory Portfolio II

Advisory Portfolio III

The first and second paragraphs of the section of the Prospectus entitled “Fund Management – Portfolio Management – Advisory Portfolio and Advisory Portfolio II” are hereby deleted and replaced with the following:

Each Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Sheila Huang, an Executive Director of the Adviser, is each Portfolio’s lead portfolio manager and is primarily responsible for the day-to-day management of each Portfolio.

Ms. Huang has been associated with the Adviser in an investment management capacity since August 2008 and began managing each Portfolio in August 2008. Prior to August 2008, Ms. Huang was a Director and portfolio manager at Highland Capital from January 2007 to August 2008. From April 2004 to January 2007, Ms. Huang was a portfolio manager with Credit Suisse.

The second paragraph of the section of the Prospectus entitled “Advisory Portfolio III –Approach” is hereby deleted and replaced with the following:

The Portfolio invests primarily in fixed income securities of government and corporate issuers including U.S. and non-U.S. issuers, including issuers located in emerging markets, that are both investment grade and high yield securities (commonly referred to as “junk bonds”). A portion of these securities may be asset-backed and mortgage securities. In addition, the Portfolio may invest a portion of its assets in structured investments, structured notes and other types of similarly structured products consistent with the Portfolio’s investment objectives and policies. Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. There is no minimum or maximum maturity for any individual security. The Adviser may use futures, options, forwards, CMOs, swaps, options on swaps and other derivatives in managing the Portfolio. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

Please retain this supplement for future reference.

IFTADVCLSPT1

Prospectus Supplement

August 14, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated August 14, 2008 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2008 of:

Balanced Portfolio

The first and second paragraphs of the section of the Prospectus entitled “Fund Management – Portfolio Management” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Global Asset Allocation and Taxable Fixed Income teams. The teams consist of portfolio managers and analysts.

Francine J. Bovich, a Managing Director of the Adviser, is a current member of the Global Asset Allocation team primarily responsible for the day-to-day management of the Portfolio. Ms. Bovich has been associated with the Adviser in an investment management capacity since April 1993 and began managing the Portfolio in June 2002

Current members of the Taxable Fixed Income team jointly and primarily responsible for the day-to-day management of the fixed income allocation portion of the Portfolio are W. David Armstrong and Sanjay Verma, each a Managing Director of the Adviser. Mr. Armstrong has been associated with the Adviser in an investment management capacity since February 1998 and began managing the Portfolio in January 2005. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008 and began managing the Portfolio in August 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008.

Please retain this supplement for future reference.

IFTBALSPT1

Prospectus Supplement

August 14, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated August 14, 2008 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2008 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Intermediate Duration Portfolio

Investment Grade Fixed Income Portfolio

The first and second paragraphs of the section of the Prospectus entitled “Fund Management – Portfolio Management – Core Fixed Income Portfolio” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Sanjay Verma, each a Managing Director of the Adviser, and Jaidip Singh, an Executive Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since February 1998 and began managing the Portfolio in January 2001. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008 and began managing the Portfolio in August 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008. Mr. Singh has been associated with the Adviser in an investment management capacity since April 1996 and began managing the Portfolio in January 2008.

***

The first and second paragraphs of the section of the Prospectus entitled “Fund Management – Portfolio Management – Core Plus Fixed Income Portfolio” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Sanjay Verma, each a Managing Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since February 1998 and began managing the Portfolio in September 2000. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008 and began managing the Portfolio in August 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008.

***

The first and second paragraphs of the section of the Prospectus entitled “Fund Management – Portfolio Management – Intermediate Duration Portfolio” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Sanjay Verma, each a Managing Director of the Adviser, and Jaidip Singh, an Executive Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since February 1998 and began managing the Portfolio in April 2002. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008 and began managing the Portfolio in August 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008. Mr. Singh has been associated with the Adviser in an investment management capacity since April 1996 and began managing the Portfolio in January 2008.

***

The first and second paragraphs of the section of the Prospectus entitled “Fund Management – Portfolio Management – Investment Grade Fixed Income Portfolio” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Sanjay Verma, each a Managing Director of the Adviser, and Jaidip Singh, an Executive Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since February 1998 and began managing the Portfolio in November 2001. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008 and began managing the Portfolio in August 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008. Mr. Singh has been associated with the Adviser in an investment management capacity since April 1996 and began managing the Portfolio in January 2008.

Please retain this supplement for future reference.

IFTFISPT3

Statement of Additional Information Supplement

August 14, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated August 14, 2008 to the Statement of Additional Information dated January 31, 2008

With respect to the Advisory Portfolio and the Advisory Portfolio II, the section of the Statement of Additional Information entitled “Investment Adviser – Portfolio Managers – Portfolio Manager Compensation Structure – Advisory Portfolio and Advisory Portfolio II” are hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Manager. As of August 12, 2008, Sheila Huang managed four registered investment companies with a total of approximately $3.2 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

Securities Ownership of Portfolio Manager. Shares of the Advisory Portfolio are available only to private advisory clients of the Adviser, and not to the portfolio manager. Therefore, as of August 12, 2008, the portfolio manager did not beneficially own any shares of the Portfolio. As of August 12, 2008, the Advisory Portfolio II is not yet operational.

***

With respect to the Balanced Portfolio, the section of the Statement of Additional Information entitled “Investment Adviser – Portfolio Managers – Portfolio Manager Compensation Structure – Balanced Portfolio” are hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers. As of September 30, 2007: Francine J. Bovich managed four registered investment companies with a total of approximately $808.7 million in assets; one pooled investment vehicle other than registered investment companies with a total of approximately $69.6 million in assets; and 18 other accounts with a total of approximately $5.4 billion in assets. Of these other accounts, one account with a total of approximately $282.1 million in assets had performance-based fees. W. David Armstrong managed 17 registered investment companies with a total of approximately $26.5 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts with a total of approximately $384.6 million in assets. As of August 12, 2008, Sanjay Verma managed nine registered investment companies with a total of approximately $3.6 billion in assets; one pooled investment vehicle other than registered investment companies with a total of approximately $45.7 million in assets; and no other accounts.

Securities Ownership of Portfolio Managers. As of September 30, 2007, the dollar range of securities beneficially owned by each of Francine J. Bovich and W. David Armstrong in the Portfolio was $50,001-$100,000 and $0, respectively. As of August 12, 2008, Sanjay Verma did not beneficially own any shares of the Portfolio.

***

With respect to the Core Fixed Income Portfolio, the Intermediate Duration Portfolio and the Investment Grade Fixed Income Portfolio, the section of the Statement of Additional Information entitled “Investment Adviser – Portfolio Managers – Portfolio Manager Compensation Structure – Core Fixed Income Portfolio, Intermediate Duration Portfolio and Investment Grade Fixed Income Portfolio” are hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers. As of September 30, 2007: W. David Armstrong managed 17 registered investment companies with a total of approximately $26.5 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts with a total of approximately $384.6 million in assets. Jaidip Singh managed four registered investment companies with a total of approximately $3.7 billion in assets; no pooled investment vehicles other than registered investment companies; and one other account with a total of approximately $127.9 million in assets. As of August 12, 2008, Sanjay Verma managed nine registered investment companies with a total of approximately $3.6 billion in assets; one pooled investment vehicle other than registered investment companies with a total of approximately $45.7 million in assets; and no other accounts.

Securities Ownership of Portfolio Managers. As of September 30, 2007, W. David Armstrong and Jaidip Singh did not beneficially own any shares of the Core Fixed Income Portfolio, the Intermediate Duration Portfolio or the Investment Grade Fixed Income Portfolio. As of August 12, 2008, Sanjay Verma did not beneficially own any shares of the Portfolios.

***

With respect to the Core Plus Fixed Income Portfolio, the section of the Statement of Additional Information entitled “Investment Adviser – Portfolio Managers – Portfolio Manager Compensation Structure – Core Plus Fixed Income Portfolio” is hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers. As of September 30, 2007: W. David Armstrong managed 17 registered investment companies with a total of approximately $26.5 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts with a total of approximately $384.6 million in assets. As of August 12, 2008, Sanjay Verma managed nine registered investment companies with a total of approximately $3.6 billion in assets; one pooled investment vehicle other than registered investment companies with a total of approximately $45.7 million in assets; and no other accounts.

Securities Ownership of Portfolio Managers. As of September 30, 2007, the dollar range of securities beneficially owned by W. David Armstrong in the Portfolio was $500,001-$1 million. As of August 12, 2008, Sanjay Verma did not beneficially own any shares of the Portfolio.

Please retain this supplement for future reference.